Document and Entity Information	Feb. 06, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001697851
Document Type	8-K
Document Period End Date	Feb. 06, 2024
Entity Registrant Name	REKOR SYSTEMS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38338
Entity Tax Identification Number	81-5266334
Entity Address, Address Line One	6721 Columbia Gateway Drive
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Columbia
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21046
City Area Code	(410)
Local Phone Number	762-0800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	REKR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false